Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 15,130,192	$ 7,727,698
Trade receivables, net	6,418,157	5,072,869
Related parties’ receivables	70,232	52,706
Recoverable taxes	454,758	1,029,808
Other receivables, net	443,140	551,955
Prepaid expenses	1,505,893	854,353
Inventory	11,748,113	9,073,599
Total current assets	35,770,485	24,362,988
Non-current related parties’ receivables	648,281	648,281
Non-current loans to related parties	1,070,158	1,008,743
Non-current inventory, net	1,528,330	1,210,327
Property, plant and equipment, net	16,012,749	15,950,352
Intangible assets and other non-current assets, net	2,312,569	2,322,956
Total assets	57,342,572	45,503,647
Current liabilities:
Short-term debt	6,196	6,020
Accounts payable trade	6,910,451	5,347,325
Related parties payable	312,913	351,511
Other accrued liabilities	1,060,864	1,266,512
Payable tax	560,965	217,431
Income tax	2,210,535	1,237,967
Total current liabilities	11,061,924	8,426,766
Non-current liabilities:
Employee benefits	162,843	161,864
Deferred income tax	4,105,124	3,638,521
Other liabilities	212,613	257,837
Total Non-current liabilities	4,480,580	4,058,222
Total liabilities	15,542,504	12,484,988
Contingencies and Commitments
Stockholders’ equity:
Capital stock	2,832,268	2,832,268
Additional paid-in capital	4,575,233	4,575,233
Retained earnings	30,239,277	20,795,069
Repurchase of own capital stock reserve	2,823,851	2,898,348
Cumulative effect by translation of foreign subsidiaries	1,288,278	1,881,731
Total controlling interest	41,758,907	32,982,649
Non-controlling interest	41,161	36,010
Total stockholders’ equity	41,800,068	33,018,659
Total liabilities and stockholders’ equity	$ 57,342,572	$ 45,503,647